PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Summary of Property, Plant and Equipment

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2021
Cost model
Furniture and facilities	2,144,232	10	—	147,619	—	(46,519)	2,245,332	(1,712,833)	69,220	—	(140,855)	—	(1,784,468)	460,864
Machinery and equipment	7,828,920	5	—	581,850	—	(189,778)	8,220,992	(6,593,352)	163,511	—	(477,254)	—	(6,907,095)	1,313,897
Vehicles	393,750	5	—	99,139	—	(82,218)	410,671	(181,299)	71,533	—	(77,541)	—	(187,307)	223,364
Right of use assets	3,240,608	0	—	1,205,056	—	(1,281,319)	3,164,345	(1,429,079)	944,546	—	(1,059,878)	—	(1,544,411)	1,619,934
Construction in progress	963,605	0	—	866,175	—	(438,750)	1,391,030	—	—	—	—	—	—	1,391,030
Revaluation model
Land and Buildings	6,343,672	50	105,051	4,619	—	(198,151)	6,255,191	(275,877)	183,291	—	(136,782)	—	(229,368)	6,025,823
Total	20,914,787	—	105,051	2,904,458	—	(2,236,735)	21,687,561	(10,192,440)	1,432,101	—	(1,892,310)	—	(10,652,649)	11,034,912

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2020
Cost model
Furniture and facilities	2,072,789	10	—	116,852	—	(45,409)	2,144,232	(1,432,570)	(129,095)	—	(151,168)	—	(1,712,833)	431,399
Machinery and equipment	6,485,290	5	—	2,002,289	—	(658,659)	7,828,920	(5,769,041)	(359,297)	—	(465,014)	—	(6,593,352)	1,235,568
Vehicles	355,697	5	—	109,063	—	(71,010)	393,750	(152,513)	38,148	—	(66,934)	—	(181,299)	212,451
Right of use assets	3,090,168	0	—	1,213,421	—	(1,062,981)	3,240,608	(1,164,216)	913,081	—	(1,177,944)	—	(1,429,079)	1,811,529
Construction in progress	986,733	0	—	229,654	—	(252,782)	963,605	—	—	—	—	—	—	963,605
Revaluation model
Land and Buildings	3,924,650	50	1,235,377	1,186,431	—	(2,786)	6,343,672	(173,002)	3,755	—	(106,630)	—	(275,877)	6,067,795
Total	16,915,327	—	1,235,377	4,857,710	—	(2,093,627)	20,914,787	(8,691,342)	466,592	—	(1,967,690)	—	(10,192,440)	10,722,347

Summary of Revaluation of Property Plant and Equipment

			Residual
			Value
			according to
	Revaluation	Revalued	the cost
Class	date	amount	model	Difference
Land and buildings	12/31/2021	6,025,823	3,764,200	2,261,623
Land and buildings	12/31/2020	6,067,795	3,810,045	2,257,750